Schedule of Investments
March 31, 2024 (unaudited)
Manor Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.10%

Computer Peripheral Equipment - 3.06%
Palo Alto Networks, Inc. (2)	1,671	474,781

Crude Petroleum & Natural Gas - 5.39%
EOG Resources, Inc.	3,128	399,884
Occidental Petroleum Corp.	6,717	436,538

		836,421

Electronic Computers - 10.29%
Apple, Inc.	9,317	1,597,679

Finance Services - 3.95%
Apollo Global Management, Inc. Class A	5,459	613,865

Hospital & Medical Service Plans - 3.58%
Unitedhealth Group, Inc.	1,125	556,538

Measuring & Controlling Devices - 3.35%
Thermo Fisher Scientific, Inc.	894	519,602

Pharmaceutical Preparations - 12.59%
AbbVie, Inc.	2,360	429,756
Eli Lilly & Co.	1,316	1,023,795
Regeneron Pharmaceuticals, Inc. (2)	521	501,457

		1,955,009

Radio & TV Broadcasting & Communications Equipment - 3.37%
Qualcomm, Inc.	3,088	522,798

Retail-Building Materials, Hardware, Garden Supply - 4.16%
The Sherwin-Williams Co.	1,858	645,339

Retail-Catalog & Mail-Order Houses - 5.82%
Amazon.com, Inc. (2)	5,010	903,704

Retail-Variety Stores - 1.95%
Dollar Tree, Inc. (2)	2,271	302,384

Semiconductors & Related Devices - 5.55%
NVIDIA Corp. (2)	410	370,460
On Semiconductor Corp. (2)	6,675	490,946

		861,406

Services-Business Services - 5.12%
Akamai Technologies, Inc. (2)	3,258	354,340
MasterCard, Inc. Class A	915	440,637

		794,977

Services-Computer Programming, Data Processing, Etc. - 6.31%
Alphabet, Inc. Class A (2)	3,232	487,806
Alphabet, Inc. Class C (2)	3,231	491,952

		979,758

Services-Equipment Rental & Leasing - 6.90%
United Rentals, Inc.	1,485	1,070,848

Services-Prepackaged Software- 6.13%
Microsoft Corp.	2,262	951,669
Salesforce.com, Inc.	1,946	586,096

		1,537,765

Services-Video Tape Rental - 3.25%
Netflix, Inc. (2)	831	504,691

Trucking (No Local) - 2.61%
Landstar System, Inc.	2,101	404,989

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 1.94%
LKQ Corp.	5,645	301,499

Total Common Stock	(Cost $ 5,362,757)	15,384,052

Money Market Registered Investment Companies - 1.03%

First American Government Obligation Fund Class Z 5.188% (3)	160,162	160,162

Total Money Market Registered Investment Companies	(Cost $ 160,162)	160,162

Total Investments - 100.13%	(Cost $ 5,522,919)	15,544,214

Liabilities in Excess of Other Assets - -.13%		(20,006)

Total Net Assets - 100.00%		15,524,208

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$15,544,214	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$15,544,214	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 28, 2024.